Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Operating And Finance Lease Payments Due [Abstract]
Finance leases, 2026	¥ 558
Finance leases, 2027	540
Finance leases, 2028	523
Finance leases, 2029	498
Finance leases, 2030	425
Thereafter	7,960
Total lease payments	10,504
Less imputed interest	(3,025)
Total Lease Liability	7,479
Operating leases, 2026	52,560
Operating leases, 2027	37,238
Operating leases, 2028	30,826
Operating leases, 2029	26,484
Operating leases, 2030	23,057
Thereafter	115,482
Total lease payments	285,647
Less imputed interest	(33,787)
Total lease liabilities	¥ 251,860	¥ 252,344